Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Q1) (Details) - USD ($) $ in Thousands		Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross		$ 16,923	$ 16,923		$ 16,923
Finite and indefinite lived intangible assets, accumulated amortization		(5,610)	(5,518)		(5,086)
Intangible assets, net carrying amount		11,313	11,405		11,837
Goodwill Roll Forward
Goodwill, Gross		1,585	1,585	[1]	1,585	[1]
Goodwill		1,585	1,585	[1]	1,585	[1]
Bed Licenses Separable
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross	[1]	2,471	2,471		2,471
Intangible assets, net carrying amount	[1]	2,471	2,471		2,471
Bed Licenses Included in Property and Equipment
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross	[2]	14,276	14,276
Finite and indefinite lived intangible assets, accumulated amortization	[2]	(5,499)	(5,411)
Intangible assets, net carrying amount	[2]	8,777	8,865
Lease Rights
Intangible assets net excluding goodwill
Finite and indefinite lived intangible assets, gross		176	176		176
Finite and indefinite lived intangible assets, accumulated amortization		(111)	(107)		(89)
Intangible assets, net carrying amount		$ 65	$ 69		$ 87

[1]	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.
[2]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).